Annual Fund Operating Expenses - INVESCO SUMMIT FUND - CLASS R	Aug. 27, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	1.23%

[1]	Distribution and/or Service (12b-1) Fees have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.